Exhibit 99.5

Period	Collection	Accrual	Distribution
From	01-Oct-17	16-Oct-17	15-Nov-17
To	31-Oct-17	15-Nov-17
Days	30

Description of Collateral

On the Distribution Date, the Series 2017-A balances were:

Notes	$515,000,000.00
515,000,000.00
Principal Amount of Debt	515,000,000.00
Required Overcollateralization	$120,819,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	635,819,000.00

Required Participation Amount	$635,819,000.00
Excess Receivables	$248,026,959.92
Total Collateral	883,845,959.92
171.62%
Collateral as Percent of Notes

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$5,679,146,428.75
Total Principal Collections	($2,261,267,366.81)
Investment in New Receivables	$2,333,699,118.16
Receivables Added for Additional Accounts	$739,468,660.41
Repurchases	$0.00
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($779,652,272.96)
Less Servicing Adjustment	($5,068,739.50)

Ending Balance	$5,706,325,828.05

SAP for Next Period	15.49%

Average Receivable Balance	$5,345,919,872.30
Monthly Payment Rate	42.30%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$17,435,348.80
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,435,348.80

Series Allocation Percentage at Month-End	15.49%
Floating Allocation Percentage at Month-End	82.25%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
4/15/2019	10/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	30
A1 LIBOR	1.238890%
A1 Applicable Margin	0.310000%

	1.548890%

	Actual	Per $1000
Interest A	664,731.96	1.29
Principal A	—	—

		1.29
			1.55%
Total Due Investors	664,731.96
Servicing Fee	529,849.17

Excess Cash Flow	1,026,613.23

Reserve Account
Required Balance	$2,575,000.00
Current Balance	$2,575,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.70%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		56.27%